Other non-financial liabilities	12 Months Ended
Dec. 31, 2021
Disclosure of other non financial liabilities [Abstract]
Disclosure Of Other Non Financial Liabilities Explanatory [Text Block]
Note 27
Other non-financial liabilities

The total Other non-financial liabilities are detailed as follow
s
:

	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Parent dividend provisioned according to policy	25,680,792	27,383,975
Outstanding parent dividends (1)	6,079,036	3,758,056
Subsidiaries dividends according to policy	11,327,951	7,458,840
Total dividends payable	43,087,779	38,600,871
Income received in advance (2)	6,866	1,268,039
Others	421,985	501,304
Total	43,516,630	40,370,214
Current	43,516,630	40,370,214
Total	43,516,630	40,370,214
(1)	See Note 28 – Common Shareholders’ Equity, dividends.
(2)
It mainly corresponds to the effects of the early termination of the license agreement in Argentina of the "Budweiser" brand, signed between Compañía Cervecerías Unidas Argentina S.A. and Anheuser-Busch InBev S.A./N.V. in 2018.